As filed with the U.S. Securities and Exchange Commission on February 19, 2009

Securities Act File No. 33-49552
Investment Company Act File No. 811-6740

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
______________

FORM N-1A
______________

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 49
and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     ☒

Amendment No. 55
(Check appropriate box or boxes.)
______________

Legg Mason Partners Institutional Trust*
(Exact Name of Registrant as Specified in Charter)

______________

55 Water Street, New York, New York	10041

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

______________

Robert I. Frenkel
Legg Mason Partners Institutional Trust
100 First Stamford Place
Stamford, Connecticut 06902
(Name and Address of Agent for Service)

COPY TO:
Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
______________

Continuous
(Approximate Date of Proposed Offering)

______________

It is proposed that this filing will become effective on February 28, 2009 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

* This filing relates solely to SMASh Series M Fund, SMASh Series C Fund, and SMASh Series EC Fund.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 33-49552) and Amendment No. 53 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-6740) pursuant to Rule 485(a) on December 22, 2008 (Accession Number 0000930413-08-007331) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until February 28, 2009.

PART C

Other Information
Item 23. Exhibits

(a)

(1) Declaration of Trust dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities Exchange Commission (“SEC”) on April 16, 2007 (“Post-Effective Amendment No. 42”).

(2) Designation of Series of Shares of Beneficial Interests in the Trust, effective as of February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 42.

(b)	By-laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 42.

(c)	Not Applicable

(d)

(1) Management Agreement between the Registrant, on behalf of Citi Institutional Enhanced Income Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 27, 2007 (“Post-Effective Amendment No. 43”).

(2) Management Agreement between the Registrant, on behalf of Citi Institutional Tax Free Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(3)Management Agreement between the Registrant, on behalf of Citi Institutional U.S. Treasury Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(4) Management Agreement between the Registrant, on behalf of Citi Institutional Liquid Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(5) Management Agreement between the Registrant, on behalf of Citi Institutional Cash Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(6) Management Agreement between the Registrant, on behalf of SMASh Series M Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(7) Management Agreement between the Registrant, on behalf of SMASh Series C Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(8) Management Agreement between the Registrant, on behalf of SMASh Series EC Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(9) Management Agreement between the Registrant, on behalf of SMASh Series MEC Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(10) Management Agreement between the Registrant, on behalf of Western Asset Institutional Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(11) Management Agreement between the Registrant, on behalf of Western Asset Institutional Government Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective

Amendment No. 43.

(12) Management Agreement between the Registrant, on behalf of Western Asset Institutional Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(13) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Citi Institutional Enhanced Income Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(14) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Institutional Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(15) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Institutional U.S. Treasury Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(16) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Institutional Liquid Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(17) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Institutional Cash Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(18) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series M Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(19) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series C Fund, dated April 13, 2007 is incorporated by reference to Post-Effective Amendment No. 43.

(20) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series EC Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(21) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series MEC Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(22) Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”), with respect to SMASh Series M Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(23) Subadvisory Agreement between WAM and WAML, with respect to SMASh Series C Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(24) Subadvisory Agreement between WAM and WAML, with respect to SMASh Series EC Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(25) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(26) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Government Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(27) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional

Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(28) Subadvisory Agreement between LMPFA and Western Asset Management Company Pte., Ltd. (Singapore), with respect to SMASh Series EC Fund, is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities Exchange Commission (“SEC”) on September 15, 2008 (“Post-Effective Amendment No. 46”).

(29) Subadvisory Agreement between LMPFA and Western Asset Management Company Ltd (Japan), with respect to SMASh Series EC Fund, is incorporated herein by reference to Post-Effective Amendment No. 46.

(e)

(1) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), on behalf of Citi Institutional Cash Reserves, Citi Institutional Enhanced Income Fund, Citi Institutional Liquid Reserves, Citi Institutional Tax Free Reserves, Citi Institutional U.S. Treasury Reserves, SMASh Series C Fund, SMASh Series EC Fund, SMASh Series M Fund, SMASh Series MEC Fund, Western Asset Institutional Government Money Market Fund, Western Asset Institutional Money Market Fund, and Western Asset Institutional Municipal Money Market Fund, dated December 1, 2008, is filed herewith.

(f)

(1) Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005 (“Post- Effective Amendment No. 30”).

(2) Form of Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006 (“Post-Effective Amendment No. 36”).

(g)	(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(2) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(h)

(1) Form of Transfer Agency Agreement with PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) (“PNC Global Investment Servicing”), as transfer agent is incorporated herein by reference to Post- Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 31”).

(2) Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 31.

(3) Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 31.

(4) Letter Agreement amending Schedule A to the Transfer Agency Agreement with PNC Global Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 22, 2006 (“Post-Effective Amendment No. 35”).

(5) Expense Reimbursement Agreement between the Registrant and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 35.

(6) Letter Agreement dated April 9, 2007, amending the Transfer Agency and Services Agreement with PNC

Global Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 43.

(7) Expense Reimbursement Agreement dated December 22, 2007 is incorporated herein by reference to Post- Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 14, 2008 (“Post-Effective Amendment No. 45”).

(i)

(1) Opinion and Consent of Counsel is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.

(2) Opinion and Consent of Counsel with respect to Citi Institutional Cash Reserves is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 17, 1997 and the Registrant's Registration Statement on Form N- 1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 17, 1997.

(3) Opinion and Consent of Counsel relating to the SMASh Series M Fund, SMASh Series C Fund, SMASh Series EC Fund and SMASh Series MEC Fund is incorporated herein by reference to Post-Effective Amendment No. 35.

(4) Opinion and Consent of Counsel regarding the legality of shares of Citi Institutional Cash Reserves, Citi Institutional Enhanced Income Fund, Citi Institutional Liquid Reserves, Citi Institutional Tax Free Reserves, Citi Institutional U.S. Treasury Reserves, SMASh Series M Fund, SMASh Series C Fund, SMASh Series EC Fund, SMASh Series MEC Fund, Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund, and Western Asset Institutional Municipal Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 42.

(j)	(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(2) Power of Attorney dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 42.

(3) Power of Attorney dated February 12, 2008 is incorporated herein by reference to Post-Effective Amendment No. 45.

(4) Power of Attorney dated July 31, 2008 is incorporated herein by reference to Post-Effective Amendment No. 46.

(5) Power of Attorney with respect to Master Portfolio Trust dated February 12, 2008 is incorporated herein by reference to Post-Effective Amendment No. 48 as filed with the SEC on December 24, 2008.

(6) Powers of Attorney dated February 12, 2009 is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)

Shareholder Services and Distribution Plan, pursuant to Rule 12b-1, of the Registrant, on behalf of Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund, Western Asset Institutional Municipal Money Market Fund, Citi Institutional Cash Reserves, Citi Institutional Enhanced Income Fund, Citi Institutional Liquid Reserves, Citi Institutional Tax Free Reserves and Citi Institutional U.S. Treasury Reserves, dated February 6, 2007, is incorporated by reference to Post-Effective Amendment No. 44.

(n)	Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(o)	Not Applicable

(p)

(1) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post- Effective Amendment No. 31.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 31.

(3) Code of Ethics of WAM, WAML and Western Asset Management Company Pte., Ltd. (Singapore) dated as of July, 2007, is incorporated herein by reference to Post-Effective Amendment No. 46.

(4) Code of Ethics of Western Asset Management Company Ltd (Japan) is incorporated herein by reference to Post-Effective Amendment No. 46.

Item 24. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 26. Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

      LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

      LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadvisers

Western Asset Management Company -- Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of the officers and directors of WAM.

Directors
James W. Hirschmann III
Peter L. Bain
Jeffrey A. Nattans

Officers
Bruce D. Alberts	Chief Financial Officer
Brett B. Canon	Director of Risk Management and Operations
D. Daniel Fleet	President
Daniel E. Giddings	Assistant Secretary
James W. Hirschmann III	Chief Executive Officer
Gavin L. James	Director of Global Client Service and Marketing
Dennis J. McNamara	Director of Portfolio Operations
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Western Asset Management Company Limited -- Subadviser—Western Asset Management Company Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason. WAML is registered as an investment adviser under the Advisers Act. The following is a list of the officers and directors of WAML.

Directors
James W. Hirschmann III
Peter L. Bain
D. Daniel Fleet
Jeffrey A. Nattans
Michael B. Zelouf

Officers
D. Daniel Fleet	President
James W. Hirschmann III	Managing Director
Suzanne Taylor-King	Finance Officer
Michael B. Zelouf	Head of London Operations

Western Asset Management Company Ltd -- Western Asset Management Company Pte. Ltd. (“Western Singapore”) was incorporated under the laws of Singapore as a corporation. Western Singapore is a wholly-owned subsidiary of Legg Mason. The following is a list of the officers and directors of Western Singapore.

Directors
Peter L. Bain
D. Daniel Fleet
Takashi Komatsu
Jeffrey A. Nattans
Naoya Orime

Officers
D. Daniel Fleet	President
Yasuaki Sudo	Finance Officer
Naoya Orime	Head of Tokyo Operations

Western Asset Management Company Ltd -- Western Asset Management Company Ltd (“Western Japan”) was incorporated under the laws of Japan as a corporation. Western Japan is a wholly-owned subsidiary of Legg Mason. Western Japan is authorized and regulated in Japan by the Japanese Securities and Exchange Surveillance Commission. The following is a list of the officers and directors of Western Japan.

Directors
Peter L. Bain
D. Daniel Fleet
Takashi Komatsu
Jeffrey A. Nattans
Naoya Orime

Officers
D. Daniel Fleet	President
Yasuaki Sudo	Finance Officer
Naoya Orime	Head of Tokyo Operations

Following is a list of other substantial business activities in which directors, officers or partners of WAM, WAML, Western Singapore and Western Japan have been engaged as director, officer, employee, partner or trustee.

Officer/Director	Other Offices Held
Peter L. Bain	Director, LMCM
Director, Batterymarch
Manager, Brandywine
Director, Brandywine Singapore
Manager, Clear Adv
Director, Clear Asset
Manager, GCIM
Senior Executive Vice President, Legg Mason, Inc.
Director, Barrett
Director, Bartlett
Director, LMFA
Director, LM Canada Hldg
Director, LM Funding
Manager, GAA
Manager, LMIC
Manager, LMPFA
Director, LMREI
Director, LMRESA
President and Director, LMRC
President and Director, LMRG
President and Director, LMRP
President and Director, LM Tower
President and Director, LMRCII
President and Director, LMRC Properties
Director, PCM I
Director, PCM II
Director, Permal
Manager, Royce
Director, WAM
Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

D. Daniel Fleet	Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

Jeffrey A. Nattans	Director, WAM
Vice President, Legg Mason, Inc.
Manager and Vice President, LMIH
Director, WAML
Director, Western Japan

Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

Officer/Director	Other Offices Held
James W. Hirschmann III	Director, WAM
Director, WAML

Following is a list of addresses for Item 26 with respect to WAM, WAML, Western Japan and Western Singapore:

Barrett Associates, Inc. (“Barrett”)
565 Fifth Avenue
New York, NY 10017

Bartlett & Co. (“Bartlett”)
36 East Fourth Street
Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)
John Hancock Tower
200 Clarendon Street, 49th Floor
Boston, MA 02116

Brandywine Global Investment Management, LLC (“Brandywine”)
2929 Arch Street, 8th Floor
Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)
36 Robinson House, #18
City House
Singapore

Clearbridge Advisors, LLC (“Clear Adv”)
620 Eighth Avenue
New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)
620 Eighth Avenue
New York, NY 10018

Global Currents Investment Management, LLC (“GCIM”)
100 Light Street
Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)
100 Light Street
Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

Legg Mason Fund Adviser, Inc. (“LMFA”)
100 Light Street
Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)
100 Light Street
Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“GAA”)
300 First Stamford Place, 4th Floor
Stamford, CT 06902

Legg Mason, Inc.
100 Light Street
Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)
100 Light Street
Baltimore, MD 21202

Legg Mason Investment Counsel, LLC (“LMIC”)
100 Light Street
Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
399 Park Ave.
New York, NY 10022

Legg Mason Real Estate Investors, Inc. (“LMREI”)
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)
100 Light Street
Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)
100 Light Street
Baltimore, MD 21202

LMRC II, Inc. (“LMRC II”)
100 Light Street
Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)
100 Light Street
Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)
900 Third Ave. 28th Floor
New York, NY 10022

Royce & Associates, LLC (“Royce”)
1414 Avenue of the Americas
New York, NY 10019

Western Asset Management Company (“WAM”)
385 East Colorado Boulevard
Pasadena, CA 91101

Western Asset Management Company Limited (“WAML”)
10 Exchange Square
Primrose Street
London EC2A 2EN England

Western Asset Management Company Ltd (“Western Japan”)
36F Shin-Marunouchi Building
5-1 Marunouchi 1-Chome Chiyoda-Ku
Tokyo 100-6536 Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)
Level 48
120 Collins Street
GPO Box 507
Melbourne Victoria 3000 Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)
10 Exchange Square
Primrose Street
London EC2A 2EN England

Western Asset Management Company Pte, Ltd (“Western Singapore”)
1 George Street, #23-01
Singapore 049145

Item 27. Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”), the distributor of the Registrant, is also a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income

Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Institutional Trust.

LMIS is the placement agent for funds that are series of the Master Portfolio Trust.

(b) The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:
Mark R. Fetting – Managing Director
D. Stuart Bowers – Vice President
W. Talbot Daley – Vice President
Thomas J. Hirschmann – Vice President
Joseph M. Furey – General Counsel and Chief Compliance Officer
Ronald Holinsky – Counsel
Robert E. Patterson – Counsel
Theresa M. Silberzahn – Chief Financial Officer
Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Institutional Trust 55 Water Street New York, New York 10041

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC 620 Eighth Avenue New York, NY 10018

With respect to the Registrant’s Subadvisers:

(3)	c/o Western Asset Management Company 620 Eighth Avenue New York, NY 10018

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company One Lincoln Street Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(5)	PNC Global Investment Servicing P.O. Box 9699 Providence, Rhode Island 02940-9699

(6)	Boston Financial Data Services, Inc. 2 Heritage Drive North Quincy, MA 02171

With respect to the Registrant’s Distributor:

(7)	Legg Mason Investor Services, LLC 100 Light Street Baltimore, MD 21202

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INSTITUTIONAL TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 19th day of February 2009.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series SMASh Series M Fund, SMASh Series C Fund, and SMASh Series EC Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

     WITNESS our hands on the date set forth below.

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 19, 2009.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee
R. Jay Gerken

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer
Frances M. Guggino

/s/ Elliott J. Berv*	Trustee
Elliott J. Berv

/s/ A. Benton Cocanougher*	Trustee
A. Benton Cocanougher

/s/ Jane F. Dasher*	Trustee
Jane F. Dasher

/s/ Mark T. Finn*	Trustee
Mark T. Finn

/s/ Rainer Greeven*	Trustee
Rainer Greeven

/s/ Stephen R. Gross*	Trustee
Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee
Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee
Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee
Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ Alan G. Merten*	Trustee
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By: /s/ R. Jay Gerken
R. Jay Gerken

* Attorney-in-Fact, pursuant to Power of Attorney dated February 12, 2009.

SIGNATURES

     Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 19th day of February, 2009.

MASTER PORTFOLIO TRUST, on behalf of its series SMASh Series M Portfolio, SMASh Series C Portfolio, and SMASh Series EC Portfolio.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

     WITNESS our hands on the date set forth below.

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 19, 2009.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee
R. Jay Gerken

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer
Frances M. Guggino

/s/ Elliott J. Berv*	Trustee
Elliott J. Berv

/s/ A. Benton Cocanougher*	Trustee
A. Benton Cocanougher

/s/ Jane F. Dasher*	Trustee
Jane F. Dasher

/s/ Mark T. Finn*	Trustee
Mark T. Finn

/s/ Rainer Greeven*	Trustee
Rainer Greeven

/s/ Stephen R. Gross*	Trustee
Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee
Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee
Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee
Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ Alan G. Merten*	Trustee
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By: /s/ R. Jay Gerken
R. Jay Gerken

* Attorney-in-Fact, pursuant to Power of Attorney.

Exhibit Index

(e)(1) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), on behalf of Citi Institutional Cash Reserves, Citi Institutional Enhanced Income Fund, Citi Institutional Liquid Reserves, Citi Institutional Tax Free Reserves, Citi Institutional U.S. Treasury Reserves, SMASh Series C Fund, SMASh Series EC Fund, SMASh Series M Fund, SMASh Series MEC Fund, Western Asset Institutional Government Money Market Fund, Western Asset Institutional Money Market Fund, and Western Asset Institutional Municipal Money Market Fund, dated December 1, 2008.

(j)(6) Powers of Attorney dated February 12, 2009.